General information (Effect of Adjusting for Common Control Transactions) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 89.7	$ 21.2	$ 15.5	$ 5.2
Accounts receivables, net	175.8	191.4
Other current assets	38.1	38.6
Total current assets	568.5	304.4
Non-current assets
Newbuildings	0	161.8
Drilling units	3,448.3	3,241.9
Other non-current assets	2.3	10.8
Total non-current assets	3,504.1	3,464.5
Total assets	4,072.6	3,768.9
Current liabilities
Current portion of long-term related party payable	108.3	339.0
Trade accounts payable and accruals	80.0	44.8
Deferred mobilization revenue – short-term	20.3	29.8
Other current liabilities	27.5	27.6
Total current liabilities	654.1	563.4
Liabilities, Noncurrent [Abstract]
Long-term related party payable	2,126.3	1,737.0
Deferred mobilization revenue – long-term	37.6	43.7
Total non-current liabilities	2,163.9	1,781.1
Total liabilities and equity	4,072.6	3,768.9
Net income	415.4	293.6	181.0
Net Cash Provided by (Used in) Operating Activities	564.0	278.2	395.2
Net Cash Provided by (Used in) Investing Activities	(159.3)	(283.5)	(1,010.8)
Net Cash Provided by (Used in) Financing Activities	(336.2)	11.0	625.9
Cash and Cash Equivalents, Period Increase (Decrease)	68.5	5.7	10.3
Reorganization of Entities Under Common Control
Current assets
Cash and cash equivalents		1.8
Accounts receivables, net		57.3
Other current assets		4.2
Total current assets		63.3
Non-current assets
Newbuildings		161.8
Drilling units		1,138.9
Other non-current assets		2.8
Total non-current assets		1,303.5
Total assets		1,366.8
Current liabilities
Current portion of long-term related party payable		113.5
Trade accounts payable and accruals		16.6
Deferred mobilization revenue – short-term		9.9
Other current liabilities		4.4
Total current liabilities		144.4
Liabilities, Noncurrent [Abstract]
Long-term related party payable		770.3
Deferred mobilization revenue – long-term		2.6
Total non-current liabilities		772.9
Total equity		449.5
Total liabilities and equity		1,366.8
Net income		105.3	39.9
Net Cash Provided by (Used in) Operating Activities		124.1	101.6
Net Cash Provided by (Used in) Investing Activities		(219.1)	(618.5)
Net Cash Provided by (Used in) Financing Activities		96.7	517.0
Cash and Cash Equivalents, Period Increase (Decrease)		1.7	0.1
Tender Rig T15 | Reorganization of Entities Under Common Control
Current assets
Cash and cash equivalents		0.1
Accounts receivables, net		0
Other current assets		0.1
Total current assets		0.2
Non-current assets
Newbuildings		112.0
Drilling units		0
Other non-current assets		1.2
Total non-current assets		113.2
Total assets		113.4
Current liabilities
Current portion of long-term related party payable		10.1
Trade accounts payable and accruals		4.2
Deferred mobilization revenue – short-term		0
Other current liabilities		0
Total current liabilities		14.3
Liabilities, Noncurrent [Abstract]
Long-term related party payable		90.4
Deferred mobilization revenue – long-term		0
Total non-current liabilities		90.4
Total equity		8.7
Total liabilities and equity		113.4
Tender Rig T16 | Reorganization of Entities Under Common Control
Current assets
Cash and cash equivalents		0.1
Accounts receivables, net		0
Other current assets		0
Total current assets		0.1
Non-current assets
Newbuildings		49.8
Drilling units		0
Other non-current assets		0
Total non-current assets		49.8
Total assets		49.9
Current liabilities
Current portion of long-term related party payable		0
Trade accounts payable and accruals		2.4
Deferred mobilization revenue – short-term		0
Other current liabilities		0
Total current liabilities		2.4
Liabilities, Noncurrent [Abstract]
Long-term related party payable		0
Deferred mobilization revenue – long-term		0
Total non-current liabilities		0
Total equity		47.5
Total liabilities and equity		49.9
West Sirius | Reorganization of Entities Under Common Control
Current assets
Cash and cash equivalents		0.1
Accounts receivables, net		32.7
Other current assets		2.9
Total current assets		35.7
Non-current assets
Newbuildings		0
Drilling units		484.4
Other non-current assets		0.9
Total non-current assets		485.3
Total assets		521.0
Current liabilities
Current portion of long-term related party payable		51.8
Trade accounts payable and accruals		2.2
Deferred mobilization revenue – short-term		5.2
Other current liabilities		1.6
Total current liabilities		60.8
Liabilities, Noncurrent [Abstract]
Long-term related party payable		207.3
Deferred mobilization revenue – long-term		2.6
Total non-current liabilities		209.9
Total equity		250.3
Total liabilities and equity		521.0
West Leo | Reorganization of Entities Under Common Control
Current assets
Cash and cash equivalents		1.5
Accounts receivables, net		24.6
Other current assets		1.2
Total current assets		27.3
Non-current assets
Newbuildings		0
Drilling units		654.5
Other non-current assets		0.7
Total non-current assets		655.2
Total assets		682.5
Current liabilities
Current portion of long-term related party payable		51.6
Trade accounts payable and accruals		7.8
Deferred mobilization revenue – short-term		4.7
Other current liabilities		2.8
Total current liabilities		66.9
Liabilities, Noncurrent [Abstract]
Long-term related party payable		472.6
Deferred mobilization revenue – long-term		0
Total non-current liabilities		472.6
Total equity		143.0
Total liabilities and equity		$ 682.5